Document and Entity Information	Nov. 19, 2019
Document And Entity Information [Line Items]
Entity Address, State or Province	GA
Amendment Flag	false
Entity Central Index Key	0000750556
Document Type	8-K
Document Period End Date	Nov. 19, 2019
Entity Registrant Name	SunTrust Banks, Inc
Entity Incorporation, State or Country Code	GA
Entity File Number	001-08918
Entity Tax Identification Number	58-1575035
Entity Address, Address Line One	303 Peachtree Street, N.E.
Entity Address, City or Town	Atlanta
Entity Address, Postal Zip Code	30308
City Area Code	800
Local Phone Number	786-8787
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	STI
Security Exchange Name	NYSE
Preferred Class A [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	Depositary Shares, Each Representing a 1/4000th Interest in a Share of Perpetual Preferred Stock, Series A
Trading Symbol	STI PRA
Security Exchange Name	NYSE
Preferred Class B [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	5.853% Fixed-to-Floating Rate Normal Preferred Purchase Securities of SunTrust Preferred Capital I
Trading Symbol	STI/PRI
Security Exchange Name	NYSE